SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases And Foreign currency translation (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Impairment for operating lease right-of-use lease assets	$ 0	$ 0	$ 0
Deferred IPO costs	433,007	448,535
Impairment of long-lived assets	$ 0	$ 0	$ 0
Year-end spot rate	0.138	0.145	0.157
Average rate	0.139	0.145	0.155